GOODWILL AND INTANGIBLE ASSETS (Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
GOODWILL AND INTANGIBLE ASSETS [Abstract]
2015		20,976,480
2016		18,454,415
2017		16,572,012
2018		15,912,230
2019		12,833,470
Total		84,748,607	16,366,145
Amortization expense	$ 1,397,314	8,669,777	3,964,862	1,056,197